Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31, 2025 and 2024 to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$1,249,816,325	$1,073,708,890
Less:
Participant contributions receivable	3,110,523	6,273,231
Employer match contributions receivable	1,622,709	5,819,981
Plus:
Participant refunds payable	13,776	39,443
Net assets available for benefits per the Form 5500	$1,245,096,869	$1,061,655,121
The following is a reconciliation of total contributions per the financial statements for the year ended December 31, 2025, to the Form 5500:

Total contributions per the financial statements	$104,388,047
Add:
Participant contributions receivable - December 31, 2024	6,273,231
Employer match contributions receivable - December 31, 2024	5,819,981
Participant refunds payable - December 31, 2025	13,776
Less:
Participant contributions receivable - December 31, 2025	3,110,523
Employer match contributions receivable - December 31, 2025	1,622,709
Participant refunds payable - December 31, 2024	39,443
Total contributions per the Form 5500	$111,722,360